Share capital and reserves - Summary of Detailed Information about Shares Authorized Issued and Fully Paid (Parenthetical) (Detail) - £ / shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2020
Disclosure of classes of share capital [abstract]
Number of shares authorized	229,309,701	228,886,439
Number of shares issued and fully paid	229,309,701	228,886,439
Par value per share	£ 0.2	£ 0.2	£ 0.2	£ 0.2